Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (303,201)	$ (1,340,761)
Adjustments to reconcile net income to net cash used in operating activities:
Reversal of provision for doubtful accounts		(1,423)
Depreciation of property and equipment	78,671	68,941
Amortization of intangible assets	9,935	6,625
Net loss from disposal of property and equipment	15,242	1,025
Amortization of right of use assets	227,566	152,788
Change in fair value of warrants	(845,683)	(15,330)
Share based compensation expenses	222,500
Share of equity investees	201,815
Changes in assets and liabilities:
Trade receivables	(262,396)	7,766
Inventories	41,445	(33,261)
Prepayments	(25,902)	45,953
Due from a related party	(2,113)
Other current assets	10,480	99,815
Other noncurrent assets	32,331	57,784
Trade payable	29,198	(50,325)
Unearned income	(53,623)	(44,613)
Income tax payable	259,284
Other current liabilities	94,317	46,487
Lease liabilities	(240,271)	(153,036)
Net cash used in operating activities	(510,405)	(1,151,565)
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,620)	(220,849)
Payment of deposits in property and equipment	(91,364)	(247,897)
Proceeds from disposal of property and equipment		740
Purchases of intangible assets	(4,751)
Investment in short-term investments	(9,393,389)
Collection of short-term investments	8,541,987	1,244,736
Collection of loans from a third party	(367,057)
Investment in equity investees	(1,257,714)	(105,000)
Acquisition of a subsidiary, net of cash acquired		(2,369,768)
Net cash used in investing activities	(2,573,908)	(1,698,038)
Cash Flows from Financing Activities:
Cash raised in private placement of ordinary shares	11,050,000
Net cash provided by financing activities	11,050,000
Effect of exchange rate changes on cash and cash equivalents	55,654	(17,962)
Increase (Decrease) in cash and cash equivalents	8,021,341	(2,867,565)
Cash and cash equivalents at beginning of period	5,311,693	4,668,745
Cash and cash equivalents at end of period	13,333,034	1,801,180
Supplemental disclosures of cash flow information:
Interest paid
Tax paid
Major non-cash transactions:
Issuance of ordinary shares for professional services	222,505
Issuance of ordinary shares for acquisition of a subsidiary		3,400,000
Right-of-use assets obtained in exchange for operating lease obligations		1,360,822
Loan due from a third party transferred from short-term investments		$ 2,304,541